Employees' Retirement Benefits (Schedule Of Charges To Income For Employees' Retirement Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 72,628	¥ 72,542	¥ 75,251
Interest cost on projected benefit obligation	37,511	40,840	43,854
Expected return on plan assets	(21,179)	(21,562)	(24,819)
Amortization of net actuarial loss	16,891	16,624	11,936
Amortization of transition obligation	167	169	169
Amortization of prior service cost	(5,266)	(15,738)	(22,279)
Total	100,752	92,875	84,112
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Service cost	37,647	37,896	36,591
Interest cost on projected benefit obligation	27,260	27,980	27,866
Expected return on plan assets	(21,743)	(21,901)	(22,858)
Amortization of net actuarial loss	15,982	17,232	12,488
Amortization of prior service cost	(3,187)	(3,857)	(4,526)
Employee contributions	(3,573)	(3,567)	(3,615)
Total	¥ 52,386	¥ 53,783	¥ 45,946